16. EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2017
Notes
16. EVENTS AFTER THE REPORTING PERIOD

16. EVENTS AFTER THE REPORTING PERIOD

(a) On March 5, 2018, the Company signed a non-binding Letter of Intent (“LOI”) with a subsidiary of an international mining company (the “Funding Partner”) to option out three exploration projects located in the Pyrite Belt of south Portugal. The Funding Partner will provide a first stage earn-in amount of €13 million (approximately $20.3 million) for exploration programs over the next three years to acquire a 51% interest in the projects. The partners are currently finalizing a definitive agreement for each of the licenses.

The LOI includes the following earn-in terms:

•Alvalade

oFor 51% of the license, spend €10 million over the next 3 years (including 30,000 meters of drilling); and

oFor an additional 24%, for a total of 75%, produce a feasibility study on any one particular project within the license area by the end of the pre-exploitation license period, or by the end of 2023, whichever is earliest.

•Marateca

oFor 51% of the license, spend €2 million over the next 2 years, including 10,000 meters of drilling;

oFor an additional 9%, for a total of 60%, spend €4 million over the following 2 years, including a minimum of 10,000 meters of drilling; and

oFor a further 10%, for a total of 70%, produce a pre-feasibility study on any one particular project within the license area by the end of 2023.

•Mertola

oFor 51% of the license, spend €1 million by the end of the exploration license period in 2019, including at least 2,000 meters of drilling;

oFor an additional 9%, for a total of 60%, spend €2 million within two years of the start of the pre-exploitation license, including a minimum of 6,000 meters of drilling; and

oFor a further 10%, for a total of 70%, produce a pre-feasibility study, within three years of the 60% earn-in, or by the end of the pre-exploitation license period, on any one particular project within the license area.

(b) On March 14, 2018, the Company granted a total of 1,800,000 stock options at an exercise price of $0.10 per share for a period of five years to its directors, officers, employees and consultants.

(c) On March 26, 2018, the Company completed a private placement of $550,000 by issuing 6,875,000 units (‘Unit”) at a price of $0.08 per Unit. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share for a 2 year period at a price of $0.12.

(d) On March 26, 2018, the Company granted 40,000 stock options at an exercise price of $0.10 per share for a period of five years to its consultant.